Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	SIMON PROPERTY GROUP, INC.
Entity Central Index Key	0001063761
Amendment Flag	false
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Document and Entity Information
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false